Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of additional information about revenues - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of additional information about revenues [Line Items]
Revenues from major customers		$ 42,655	$ 56,240	$ 97,164
Customer A [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of additional information about revenues [Line Items]
Revenues from major customers		16,195	11,947	18,290
Customer B [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of additional information about revenues [Line Items]
Revenues from major customers	[1]	14,205	31,936	65,081
Customer C [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of additional information about revenues [Line Items]
Revenues from major customers	[2]	$ 12,255	$ 12,357	$ 13,793

[1]	Revenue is attributed to the Proprietary segment.
[2]	Revenue is attributed mainly to the Distribution segment.